Consolidated Statements of Financial Position - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	€ 81,788	€ 77,789
Current trade and others receivables	7,564	32,707
Other current financial assets	0	0
Other current assets	3,409	2,615
Inventories	4	4
Total - Current assets	92,766	113,115
Non-current assets
Intangible assets	47,998	48,761
Property, plant and equipment	7,595	7,872
Non-current trade and other receivables	0	0
Other non-current financial assets	3,065	4,125
Deferred tax assets	0	0
Total - Non-current assets	58,659	60,758
Total - Assets	151,424	173,872
Current liabilities
Current convertible loans	54,572	415
Other current loans and borrowings	2,009	7,510
Current trade and other payables	18,387	18,799
Current deferred income and revenue	0	11,692
Current provisions	40	40
Other current tax liabilities	155	23
Total - Current liabilities	75,162	38,480
Non-current liabilities
Non-current convertible loans	0	52,206
Other non-current loans and borrowings	5,552	10,047
Non-current deferred income and revenue	0	3,755
Non-current employee benefits	1,341	978
Deferred tax liabilities	145	455
Total - Non-current liabilities	7,038	67,441
Shareholders' equity
Share capital	12,499	12,459
Share premium	446,948	445,261
Retained earnings (accumulated deficit)	(392,077)	(361,870)
Currency translation adjustment	347	996
Net profit (loss)	1,507	(28,894)
Total - Shareholders' equity	69,224	67,951
Total - Shareholders' equity & liabilities	151,424	173,872
Interest income	1,786	1,709
Net foreign exchange gain	727	452
Other finance income	826	1,519
Financial income	3,339	3,680
Interest expense	(4,684)	(4,553)
Interest Expenses For Leases	(63)	(71)
Net foreign exchange loss	8	(966)
Other finance cost	(35)	(23)
Finance costs	(4,774)	(5,614)
Finance income (cost)	€ (1,434)	€ (1,934)